Immediate and ultimate controlling party	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Immediate and ultimate controlling party
54	Immediate and ultimate controlling party

As at December 31, 2017, the Directors of the Company consider the immediate parent and ultimate controlling party of the Group to be CSAH, a state-owned enterprise established in the PRC. CSAH does not produce financial statements available for public use.